GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of April 30, 2023, the Company had $2,188,209 in its operating bank account and working capital of $1,133,147. To date, the Company has been funding operations through proceeds from the issuance of common stock, financing through certain investors and its IPO, which closed on April 20, 2023 with net proceeds of $4,940,000. Upon consummation of the IPO, the Company used the net proceeds to i) repay a non-interest-bearing note payable in the amount of $1,032,512, and ii) repay a bridge note with three investors with a principal amount of $440,000 (see Notes 7 and 8).

The accompanying condensed financial statements have been prepared on the basis that the Company will continue as a going concern over the next twelve months from the date of issuance of these condensed financial statements, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. As of April 30, 2023, the Company has an accumulated deficit of $6,956,694 and has experienced losses from continuing operations. Based on the Company’s cash balance as of April 30, 2023 and projected cash needs for the twelve months following the issuance of these condensed financial statements, management estimates that it will need to generate sufficient sales revenue and/or raise additional capital to cover operating and capital requirements. Management will need to raise the additional funds by issuing additional shares of common stock or other equity securities or obtaining additional debt financing. Although management has been successful to date in raising necessary funding and obtaining financing through investors, there can be no assurance that any required future financing can be successfully completed on a timely basis, or on terms acceptable to the Company. Based on these circumstances, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the issuance of these condensed financial statements.

Accordingly, the accompanying condensed financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of October 31, 2022, the Company had $73,648 in its operating bank account and a working capital deficit of $6,602,004 (excluding deferred offering costs). To date, the Company has been funding operations through proceeds from the issuance of common stock and financing through certain investors. In connection with the SSP acquisition, the Company issued a non-interest-bearing note payable to the seller with a face value of $3,700,000 due on December 1, 2022, of which it has made payments of $2,920,000 as of October 31, 2022 (see Note 5 and Note 8). Additionally, in January 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with GenCap Fund I LLC (“GenCap”) (see Note 6 and Note 8), which is a group of six investors, pursuant to which (i) in exchange for $4,500,000 in consideration, the Company issued senior secured convertible promissory notes (“Notes”) with an aggregate principal amount of $4,500,000, (ii) the Company issued warrants to purchase up to 50% of the number of shares of common stock issued upon the full conversion of the Notes, and (iii) conditional upon a successful IPO, the Company agreed to issue commitment shares to the investors upon the date of the Company’s IPO (see Note 10 for further information regarding this SPA). The Company used $2.0 million of the proceeds provided by GenCap to pay down the non-interest-bearing note payable to Trio LLC.

Additionally, in September 2022, the Company entered into an agreement or bridge note (“Bridge Note”) with three investors; the Bridge Note includes original issue discount senior notes (“Notes”) with gross proceeds of $444,000 and a 10% Original Issue Discount (“OID”) of $44,000 and pre-funded warrants that permit the investors to purchase a number of shares of the Company’s common stock (equal to 100% of the original principal amount of the Notes. The Notes have a maturity date of the earlier of six months from the closing of this financing or the completion of the IPO.

The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern over the next twelve months from the date of issuance of these financial statements, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. As of October 31, 2022, the Company has an accumulated deficit of $3,902,456 and has experienced losses from continuing operations. Based on the Company’s cash balance as of October 31, 2022, and projected cash needs for the twelve months following the issuance of these financial statements, management estimates that it will need to generate sufficient sales revenue and/or raise additional capital to cover operating and capital requirements. Management will need to raise the additional funds through an IPO, which it hopes to complete during the first quarter of fiscal year 2023, or by issuing additional shares of common stock or other equity securities or obtaining additional debt financing. Although management has been successful to date in raising necessary funding and obtaining financing through investors, there can be no assurance that any required future financing can be successfully completed on a timely basis, or on terms acceptable to the Company. Based on these circumstances, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the issuance of these financial statements.

Accordingly, the accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The current COVID-19 pandemic could continue to, and future similar epidemics or pandemics could also, materially and adversely impact the Company’s ability to finance and conduct its business once it becomes operational and could materially and adversely impact its operations, funding, and/or financial performance. The COVID-19 pandemic has had no material impact on the Company’s current business activities which are primarily focused on compliance and fund-raising tasks. The Company has had and continues to have the same staff, same service providers and same processes as was the case prior to the pandemic.

There is an ongoing conflict involving Russia and Ukraine and the war between the two countries continues to evolve as military activity proceeds and additional sanctions are imposed. The war is increasingly affecting economic and global financial markets and exacerbating ongoing economic challenges, including issues such as rising inflation and global supply-chain disruption. While the Company does not believe this conflict currently has a material impact on its financial accounting and reporting, the degree to which it will be affected in the future largely depends on the nature and duration of uncertain and unpredictable events, and its business could be impacted. Furthermore, future global conflicts or wars could create further economic challenges, including, but not limited to, increases in inflation and further global supply-chain disruption. Consequently, the ongoing Russia/Ukraine conflict and/or other future global conflicts could result in an increase in operating expenses and/or a decrease in any future revenue and could further have a material adverse effect on the Company’s results of operations and cash flow.

The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through an IPO.